12) Personnel expenses	12 Months Ended
Dec. 31, 2020
Personnel Expenses
12) Personnel expenses

12)       Personnel expenses

	R$ thousand
	Years ended December 31
	2020	2019	2018
Salaries	(9,280,777)	(9,768,305)	(8,350,461)
Benefits	(4,659,876)	(5,911,496)	(4,383,644)
Social security charges	(3,404,017)	(3,470,191)	(2,997,889)
Employee profit sharing	(1,533,955)	(1,803,545)	(1,682,868)
Training	(86,852)	(190,031)	(166,936)
Total	(18,965,477)	(21,143,568)	(17,581,798)